16. Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

16.Property, plant and equipment

	Weighted average rate (p.a.)	2018	Adoption IFRS 16 (3)	Additions	Disposals (6)	Transfers (5)	2019
Flight equipment
Cost
Aircraft - ROU (1) with purchase option		673,675	-	-	(13,419)	-	660,256
Aircraft - ROU with no purchase option		-	2,821,509	914,532	(161,811)	(12,250)	3,561,980
Spare parts and engines		1,583,865	-	191,219	(8,579)	(2,210)	1,764,295
Spare parts and engines - ROU		-	71,327	39,569	(919)	-	109,977
Aircraft and engine overhauling		2,443,747	-	887,177	(246,901)	-	3,084,023
Tools		44,121	-	7,599	(553)	2,287	53,454
		4,745,408	2,892,836	2,040,096	(432,182)	(12,173)	9,233,985
Depreciation
Aircraft - ROU with purchase option	5.76%	(222,240)	-	(17,612)	13,419	-	(226,433)
Aircraft - ROU with no purchase option	24.90%	-	-	(760,482)	41,105	-	(719,377)
Spare parts and engines	7.15%	(590,239)	-	(120,173)	3,638	393	(706,381)
Spare parts and engines - ROU	33.29%	-	-	(26,745)	-	-	(26,745)
Aircraft and engine overhauling	40.19%	(1,275,298)	-	(677,092)	234,838	-	(1,717,552)
Tools	10.00%	(21,153)	-	(3,566)	338	(331)	(24,712)
		(2,108,930)	-	(1,605,670)	293,338	62	(3,421,200)

Total, net - flight equipment		2,636,478	2,892,836	434,426	(138,844)	(12,111)	5,812,785
Property, plant and equipment in use
Cost
Vehicles		11,513	-	1,428	(1,260)	-	11,681
Machinery and equipment		59,404	-	4,073	(386)	-	63,091
Furniture and fixtures		30,698	-	2,601	(316)	-	32,983
Computers and peripherals		40,813	-	6,510	(1,591)	-	45,732
Computers and peripherals - ROU		-	20,619	1,373	-	-	21,992
Communication equipment		2,692	-	70	(214)	-	2,548
Safety equipment		856	-	-	-	-	856
Leasehold improvements - CMA (4)		107,637	-	-	-	-	107,637
Leasehold improvements		60,115	-	973	-	10,086	71,174
Third-party real Estate - ROU		-	20,801	1,553	-	-	22,354
Construction in progress		15,443	-	12,549	-	(10,086)	17,906
		329,171	41,420	31,130	(3,767)	-	397,954
Depreciation
Vehicles	20.00%	(9,609)	-	(649)	967	-	(9,291)
Machinery and equipment	10.00%	(41,619)	-	(4,131)	313	-	(45,437)
Furniture and fixtures	10.00%	(18,188)	-	(2,016)	296	-	(19,908)
Computers and peripherals	20.00%	(31,314)	-	(3,424)	1,548	-	(33,190)
Computers and peripherals - ROU	36.59%	-	-	(7,682)	-	-	(7,682)
Communication equipment	10.00%	(2,089)	-	(154)	162	-	(2,081)
Safety equipment	10.00%	(533)	-	(82)	-	-	(615)
Leasehold improvements – CMA (4)	10.43%	(91,395)	-	(11,280)	-	-	(102,675)
Leasehold improvements	22.09%	(29,354)	-	(9,685)	-	-	(39,039)
Third party real estate - ROU	32.18%	-	-	(7,156)	-	-	(7,156)
		(224,101)	-	(46,259)	3,286	-	(267,074)
Total, net - property, plant and equipment in use		105,070	41,420	(15,129)	(481)	-	130,880

Impairment losses (2)	-	(48,839)	-	-	7,120	-	(41,719)
Total		2,692,709	2,934,256	419,297	(132,205)	(12,111)	5,901,946

Advances for property, plant and equipment	-	125,348	-	79,343	(48,536)	-	156,155
Total property, plant and equipment		2,818,057	2,934,256	498,640	(180,741)	(12,111)	6,058,101

	Weighted average rate (p.a.)	2017	Additions	Disposals (6)	Transfers (5)	2018
Flight equipment
Cost
Aircraft - ROU (1) with purchase option		2,000,866	-	(1,327,191)	-	673,675
Spare parts and engines		1,345,161	242,655	(3,951)	-	1,583,865
Aircraft and engine overhauling		1,807,133	759,483	(122,869)	-	2,443,747
Tools		36,199	8,078	(156)	-	44,121
		5,189,359	1,010,216	(1,454,167)	-	4,745,408
Depreciation
Aircraft - ROU with purchase option	5.76%	(649,430)	(44,578)	471,768	-	(222,240)
Spare parts and engines	6.91%	(494,684)	(128,169)	32,610	4	(590,239)
Aircraft and engine overhauling	30.47%	(941,372)	(441,771)	107,845	-	(1,275,298)
Tools	10.00%	(18,125)	(3,107)	83	(4)	(21,153)
		(2,103,611)	(617,625)	612,306	-	(2,108,930)

Total, net - flight equipment		3,085,748	392,591	(841,861)	-	2,636,478
Property, plant and equipment in use
Cost
Vehicles		10,548	1,177	(212)	-	11,513
Machinery and equipment		57,834	1,958	(388)	-	59,404
Furniture and fixtures		28,148	2,963	(413)	-	30,698
Computers and peripherals		39,458	4,406	(3,051)	-	40,813
Communication equipment		2,617	86	(11)	-	2,692
Safety equipment		843	13	-	-	856
Leasehold improvements – CMA(4)		107,127	436	-	74	107,637
Leasehold improvements		34,645	654	-	24,816	60,115
Third-party real estate - ROU		33,503	6,830	-	(24,890)	15,443
		314,723	18,523	(4,075)	-	329,171
Depreciation
Vehicles	20.00%	(9,100)	(612)	103	-	(9,609)
Machinery and equipment	10.00%	(37,792)	(4,189)	362	-	(41,619)
Furniture and fixtures	10.00%	(16,639)	(1,918)	369	-	(18,188)
Computers and peripherals	20.00%	(30,464)	(3,870)	3.020	-	(31,314)
Communication equipment	10.00%	(1,915)	(181)	7	-	(2,089)
Safety equipment	10.00%	(437)	(96)	-	-	(533)
Leasehold improvements – CMA(4)	10.43%	(80,209)	(11,186)	-	-	(91,395)
Leasehold improvements	19.06%	(20,792)	(8,562)	-	-	(29,354)
		(197,348)	(30,614)	3,861	-	(224,101)

Total, net - property, plant and equipment in use		117,374	(12,090)	(214)	-	105,070

Impairment losses (2)	-	(26,076)	(22,763)	-	-	(48,839)
Total		3,177,046	357,738	(842,075)	-	2,692,709
Advances for property, plant and equipment	-	18,720	277,419	(166,762)	(4,029)	125,348
Total property, plant and equipment		3,195,766	635,157	(1,008,837)	(4,029)	2,818,057

(1) ROU - right of use

(2) Refers to provisions for impairment losses for rotable items, classified under “Spare Parts and Engines”, recorded by the Company in order to present its assets according to the actual capacity for the generation of economic benefits.

(3) Effect related to IFRS 16 adoption, as disclosed in Note 4.26.1.

(4) CMA - Maintenance Center - Confins/MG

(5) Transfer from other GAC credits.

(6) The amounts are composed of sales and write-offs.